Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 10, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000057839
Account Value [Line Items]
Account Value	$ 1,607,843	$ 1,585,614	$ 1,563,283	$ 1,526,453	$ 1,497,020	$ 1,462,570	$ 1,416,934	$ 1,388,505	$ 1,327,470	$ 1,317,394	$ 1,274,412	$ 1,271,833	$ 1,254,753	$ 1,285,565	$ 1,278,659	$ 1,271,191	$ 1,261,363	$ 1,247,335	$ 1,214,449	$ 1,187,956	$ 1,152,327		$ 1,188,214	$ 1,187,784	$ 1,175,928	$ 1,161,965	$ 1,147,029	$ 1,129,909	$ 1,131,496	$ 1,117,573	$ 1,110,028	$ 1,096,682	$ 1,085,165	$ 1,078,875	$ 1,069,315	$ 1,050,511	$ 1,038,016	$ 1,020,521	$ 976,783	$ 986,482	$ 996,112	$ 1,000,000
C000092115
Account Value [Line Items]
Account Value	15,864	15,650	15,450	15,091	14,789	14,453	14,006	13,729	13,129	13,033	12,612	12,591	12,439	12,734	12,682	12,599	12,507	12,384	12,062	11,803	11,440		11,800	11,812	11,685	11,550	11,405	11,238	11,258	11,134	11,051	10,933	10,810	10,751	10,658	10,474	10,354	10,182	9,748	9,858	9,958	10,000
C000219332
Account Value [Line Items]
Account Value	14,241	14,025	13,823	13,479	13,187	12,865	12,460	12,181	11,629	11,552	11,160	11,111	10,958	11,212	11,136	11,056	10,956	10,819	10,519	10,276	9,954	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,159,566	1,162,919	1,150,711	1,152,201	1,099,543	1,099,082	1,076,688	1,073,845	1,085,373	1,063,691	1,064,134	1,086,814	1,109,140	1,178,238	1,220,891	1,228,259	1,208,504	1,210,239	1,235,137	1,229,296	1,213,416		1,193,723	1,151,280	1,154,556	1,108,998	1,068,852	1,039,144	1,047,954	1,042,288	1,036,013	1,053,280	1,059,067	1,046,207	1,030,806	1,020,480	1,053,876	1,029,949	1,016,421	998,790	994,541	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,648	9,676	9,575	9,587	9,149	9,145	8,959	8,935	9,031	8,850	8,854	9,043	9,229	9,804	10,158	10,220	10,055	10,070	10,277	10,228	10,096	10,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	1,669,045	1,649,763	1,627,410	1,588,132	1,561,704	1,524,017	1,474,054	1,441,770	1,373,825	1,362,783	1,312,832	1,313,993	1,295,637	1,326,737	1,320,056	1,309,817	1,298,510	1,283,841	1,242,606	1,203,054	1,146,896		1,208,661	1,196,890	1,190,197	1,182,112	1,167,199	1,149,801	1,152,302	1,137,212	1,127,175	1,109,051	1,096,209	1,089,295	1,079,693	1,054,837	1,034,597	1,012,340	955,462	977,489	992,483	1,000,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	16,690	16,498	16,274	15,881	15,617	15,240	14,741	14,418	13,738	13,628	13,128	13,140	12,956	13,267	13,201	13,098	12,985	12,838	12,426	12,031	11,469		$ 12,087	$ 11,969	$ 11,902	$ 11,821	$ 11,672	$ 11,498	$ 11,523	$ 11,372	$ 11,272	$ 11,091	$ 10,962	$ 10,893	$ 10,797	$ 10,548	$ 10,346	$ 10,123	$ 9,555	$ 9,775	$ 9,925	$ 10,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	$ 14,278	$ 14,113	$ 13,922	$ 13,586	$ 13,360	$ 13,037	$ 12,610	$ 12,334	$ 11,752	$ 11,658	$ 11,231	$ 11,240	$ 11,083	$ 11,349	$ 11,292	$ 11,205	$ 11,108	$ 10,983	$ 10,630	$ 10,291	$ 9,811	$ 10,000